UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment [   ]; Amendment Number : _ _ _ _ _ _

         This Amendment (Check only one.):        [   ] is a restatement.
                                                  [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Needham Management Partners, L.P.
Address: 445 Park Avenue
         New York, NY 10022


Form 13F File Number:   028-10110

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Glen W. Albanese
Title:   General Partner
Phone:   212-371-8300


Signature, Place, and Date of Signing:

/s/ Glen W. Albanese             New York, New York                 7/30/2002
[Signature]                      [City, State]                      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                    Name

28-
---------------------------------       --------------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              122

Form 13F Information Table Value Total:              $225,479.74
                                                     -------------------
                                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name

         01                28 -

         02                28 -

         03                28 -

NEEDHAM MANAGEMENT PARTNERS, L.P.
6/30/2002



                                                              Item 4             Item 5             Item 6     Item 7      Item 8
Item 1                             Item 2       Item 3    AIR MARKET VALUE       SHARES/         INVESTMENT    OTHER       VOTING
NAME OF ISSUER                  ITLE OF CLASS   CUSIP      (THOUSANDS)       PRINCIPAL AMOUNT     DISCRETION  MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
3COM CORP                       Common Stock   885535104     1,232.00           280,000             Sole                   Sole
ACTEL CORP                      Common Stock   004934105     2,732.60           130,000             Sole                   Sole
ADC TELECOMMUNICATIONS INC      Common Stock   000886101     1,522.85           665,000             Sole                   Sole
ADE CORP                        Common Stock   00089C107     1,603.00           140,000             Sole                   Sole
ADVANCED MICRO DEVIC ED INC US  Common Stock   007903107     2,673.00           275,000             Sole                   Sole
AMERICAN PWR CONVERSION CORP    Common Stock   029066107     1,136.70            90,000             Sole                   Sole
ANAREN MICROWAVE INC            Common Stock   032744104       864.00           100,000             Sole                   Sole
APW LTD                         Common Stock   G04397108         6.40           160,000             Sole                   Sole
ARROW ELECTRONICS INC           Common Stock   042735100     1,504.38            72,500             Sole                   Sole
ARTESYN TECHNOLOGIES INC        Common Stock   043127109       832.58           127,500             Sole                   Sole
ASPEN TECHNOLOGY INC            Common Stock   045327103       959.10           115,000             Sole                   Sole
AT&T CORP                       Common Stock   001957109     2,996.00           280,000             Sole                   Sole
AT&T WIRELESS SERVICES INC.     Common Stock   00209A106     2,223.00           380,000             Sole                   Sole
ATMEL CORP                      Common Stock   049513104     2,566.60           410,000             Sole                   Sole
AXT, INC.                       Common Stock   00246W103     2,074.80           260,000             Sole                   Sole
BARBEQUES GALORE LTD            ADR            067091108        45.30            15,000             Sole                   Sole
BELL MICROPRODUCTS INC          Common Stock   078137106     2,857.75           355,000             Sole                   Sole
BOSTON SCIENTIFIC CORP          Common Stock   101137107     2,638.80            90,000             Sole                   Sole
BOTTOMLINE TECH INC             Common Stock   101388106       141.23            25,000             Sole                   Sole
BRANTLRY CAPITAL CORP           Common Stock   105494108       475.00            50,000             Sole                   Sole
BROOKSTONE INC                  Common Stock   114537103     3,193.20           180,000             Sole                   Sole
BTU INTL INC                    Common Stock   056032105       193.00            50,000             Sole                   Sole
CELERITEK INC                   Common Stock   150926103     1,023.00           155,000             Sole                   Sole
CIMATRON LTD                    Common Stock   M23798107        36.00            45,000             Sole                   Sole
COLLECTORS UNIVERSE             Common Stock   19421R101       198.00           200,000        Shared / Other         Shared / Other
COLLECTORS UNIVERSE             Common Stock   19421R101       225.23           227,500             Sole                   Sole
CONEXANT SYTEMS INC             Common Stock   207142100        19.46            12,014             Sole                   Sole
CONMED CORPORATION              Common Stock   207410101     7,815.50           350,000             Sole                   Sole
COSINE COMMUNICATIONS INC       Common Stock   221222102        43.00           100,000             Sole                   Sole
CROSSROADS SYSTEMS INC          Common Stock   22765D100       149.94           147,000             Sole                   Sole
CTS CORP                        Common Stock   126501105     2,347.80           195,000             Sole                   Sole
CYMER INC                       Common Stock   232572107     1,118.27            31,914             Sole                   Sole
DATALINK CORP                   Common Stock   237934104     2,499.05           755,000             Sole                   Sole
DDI CORP                        Common Stock   233162106       747.00           830,000             Sole                   Sole
DEL GLOBAL TECHNOLOGIES CORP    Common Stock   245073101       736.00           200,000             Sole                   Sole
ELECTRONIC DATA SYS CORP        Common Stock   285661104     1,300.25            35,000             Sole                   Sole
EMS TECHNOLOGIES INC            Common Stock   26873N108     3,258.68           157,500             Sole                   Sole
ERICSSON LM TEL CO              ADR            294821400     1,058.40           735,000             Sole                   Sole
FIRST DATA CORP                 Common Stock   319963104     5,133.60           138,000             Sole                   Sole
FOUNDRY NETWORKS INC            Common Stock   35063R100       456.95            65,000             Sole                   Sole
FREQUENCY ELECTRONICS INC.      Common Stock   358010106       990.00           110,000             Sole                   Sole
FSI INTL INC                    Common Stock   302633102     3,387.05           453,421             Sole                   Sole
GRANT PRIDE CO                  Common Stock   38821G101     1,795.20           132,000             Sole                   Sole
GSI LUMONICS INC                Common Stock   36229U102       107.80            14,000             Sole                   Sole
H & Q LIFE SCIENCES INVS        Common Stock   404053100     1,731.82           119,107             Sole                   Sole
H&Q HEALTH CARE                 Common Stock   404052102     2,375.13           137,053             Sole                   Sole
HARRIS CORPORATION              Common Stock   413875105     3,823.32           105,500             Sole                   Sole
HARTE-HANKS COMMUNICATIONS INC  Common Stock   416196103     3,133.88           152,500             Sole                   Sole
HELIX TECHNOLOGY CORP           Common Stock   423319102     1,030.00            50,000             Sole                   Sole
HONEYWELL INC                   Common Stock   438516106     6,517.55           185,000             Sole                   Sole
II VI INC.                      Common Stock   902104108     2,473.98           167,500             Sole                   Sole
INTEVAC INC                     Common Stock   461148108       375.00           150,000             Sole                   Sole
KEMET CORP                      Common Stock   488360108     1,919.95           107,500             Sole                   Sole
KEY TECHNOLOGY INC              Common Stock   493143101     1,401.25           295,000             Sole                   Sole
KRONOS INC                      Common Stock   501052104     5,457.53           179,000             Sole                   Sole
KVH INDUSTRIES INC              Common Stock   482738101       376.50            50,000             Sole                   Sole
LOGIC VISION                    Common Stock    54140W10       629.41           117,646             Sole                   Sole
MACDERMID INC                   Common Stock   554273102     4,837.50           225,000             Sole                   Sole
MANUFACTURS SVCS                Common Stock   565005105     1,666.35           345,000             Sole                   Sole
MICROSEMI CORP                  Common Stock   595137100       792.00           120,000             Sole                   Sole
MIPS TECHNOLOGIES INC           Common Stock   604567107       431.90            70,000             Sole                   Sole
MOTOROLA INC                    Common Stock   620076109     3,647.50           250,000             Sole                   Sole
MTI TECHNOLOGY CORP             Common Stock   553903105       117.25           175,000             Sole                   Sole
NETSCREEN TECHNOLOGIES INC      Common Stock   64117V107        27.54             3,000             Sole                   Sole
NEWPORT CORP                    Common Stock   651824104     1,566.00           100,000             Sole                   Sole
NOVA MEASURING INSTRUMENTS LTD  Common Stock   M7516K103       535.20           240,000             Sole                   Sole
OIL STATES INTERNATIONAL INC.   Common Stock   678026105     1,904.00           160,000             Sole                   Sole
ORBOTECH LTD.                   Common Stock   M75253100     3,427.70           151,000             Sole                   Sole
PARAMETRIC TECHNOLOGY CORP      Common Stock   699173100     1,715.00           500,000             Sole                   Sole
PARK ELECTROCHEMICAL CORP       Common Stock   700416209     1,987.50            75,000             Sole                   Sole
PARLEX CORP                     Common Stock   701630105     1,936.00           160,000             Sole                   Sole
PARTHUS TECHNOLOGIES            ADR            70211Y103       905.60           283,000             Sole                   Sole
PEDIATRICS SVCS AMERICA INC     Common Stock   705323103       280.80            40,000             Sole                   Sole
PEMSTAR INC                     Common Stock   706552106       399.00           300,000             Sole                   Sole
PEREGRINE SYSTEMS INC           Common Stock   71366Q101       126.00           420,000             Sole                   Sole
PERSISTANCE SOFTWARE INC        Common Stock   715329108    30,000.00            50,000             Sole                   Sole
PHARSIGHT CORP                  Common Stock   71721Q101       152.50           152,500             Sole                   Sole
PHARSIGHT CORP                  Common Stock   71721Q101       305.81           305,811        Shared / Other         Shared / Other
PHOENIX TECHNOLOGIES LTD.       Common Stock   719153108     1,900.00           190,000             Sole                   Sole
PHOTOTRONICS INC                Common Stock   719405102     4,545.60           240,000             Sole                   Sole
PRECISION CASTPARTS CORP.       Common Stock   740189105     3,300.00           100,000             Sole                   Sole
PSS WORLD MED INC               Common Stock   69366A100     1,417.50           175,000             Sole                   Sole
QUIKLOGIC INC.                  Common Stock   74837P108       580.80           160,000             Sole                   Sole
QUINTILES TRANSNATIONAL CORP    Common Stock   748767100     1,311.45           105,000             Sole                   Sole
RAINBOW TECHNOLOGIES INC        Common Stock   750862104     1,377.60           280,000             Sole                   Sole
RAWLINGS SPORTING GOODS CO.     Common Stock   754459105       527.56            99,353             Sole                   Sole
REMEC INC                       Common Stock   759543101     1,907.40           340,000             Sole                   Sole
RENAL CARE GROUP INC            Common Stock   759930100     2,803.50            90,000             Sole                   Sole
ROBOTIC VISION SYS INC          Common Stock   771074101     1,444.27         1,569,682             Sole                   Sole
ROCKFORD CORP                   Common Stock   77316P101     1,573.43           157,500             Sole                   Sole
SANMINA CORP                    Common Stock   800907107     1,198.90           190,000             Sole                   Sole
SIMPLE TECH                     Common Stock   828823104       341.00           100,000             Sole                   Sole
SIRENZA MICRODEVICES            Common Stock   829667106       211.77           104,839             Sole                   Sole
SKYWORKS SOLUTIONS, INC         Common Stock   83088M102        23.40             4,216             Sole                   Sole
SOLECTRON CORP                  Common Stock   834182107     2,321.63           377,500             Sole                   Sole
SOUNDVIEW TECHNOLOGIES GROUP    Common Stock   83611Q109       425.00           250,000             Sole                   Sole
SOUTHWALL TECHNOLOGIES INC      Common Stock   844909101       269.50            50,000             Sole                   Sole
SPEEDFAM-IPEC INC               Common Stock   847705100     2,633.10           502,500             Sole                   Sole
STANDARD MICROSYSTEM CORP       Common Stock   853626109     2,778.90           117,700             Sole                   Sole
STORAGE TECHNOLOGY CORP         Common Stock   862111200       798.50            50,000             Sole                   Sole
SUNTRON CORP                    Common Stock   86789P100       211.00            25,000             Sole                   Sole
SYNPLICITY INC                  Common Stock   87160Y108       458.00           100,000             Sole                   Sole
SYPRIS SOLUTIONS INC            Common Stock   871655106     4,099.50           225,000             Sole                   Sole
THERMO ELECTRON CORP            Common Stock   883556102     2,557.50           155,000             Sole                   Sole
TRIKON TECHNOLOGIES INC         Common Stock   896187408       660.77            73,500             Sole                   Sole
TRIQUINT SEMICONDUCTOR INC      Common Stock   89674K103     1,153.80           180,000             Sole                   Sole
TYCO INTERNATIONAL LTD          Common Stock   902124106     2,296.70           170,000             Sole                   Sole
US ONCOLOGY INC                 Common Stock   90338W103     1,666.00           200,000             Sole                   Sole
VALERO ENERGY CORP.             Common Stock   91913Y100     3,367.80            90,000             Sole                   Sole
VARCO INTL INC                  Common Stock   922122106     6,000.43           342,100             Sole                   Sole
VERSATA INC                     Common Stock   925298101        10.00             8,333             Sole                   Sole
VIASAT INC                      Common Stock   92552V100     1,981.05           235,000             Sole                   Sole
VIASYS HEALTHCARE INC.          Common Stock   92553Q209     1,657.75            95,000             Sole                   Sole
VISHAY INTERTECNLGY             Common Stock   928298108     2,200.00           100,000             Sole                   Sole
VISUAL NETWORKS INC             Common Stock   928444108       213.00           150,000             Sole                   Sole
WEST MARINE INC                 Common Stock   954235107     1,212.20            95,000             Sole                   Sole
WESTERN DIGITAL CORP            Common Stock   958102105     1,023.75           315,000             Sole                   Sole
WORLDCOM INC                    Common Stock   98157D106       581.00           700,000             Sole                   Sole
XICOR INC                       Common Stock   984903104       432.28           107,000             Sole                   Sole
INTEGRATED PROCESS              Bond           45812KAD0       625.00         1,000,000             Sole                   Sole
ADAPTEC INC                     Bond           00651FAC2       965.00         1,000,000             Sole                   Sole
LAM RESEARCH                    Bond           512807AC2     1,492.50         1,500,000             Sole                   Sole
                                                          -----------
                                                           225,479.74
                                                          ===========
                                                          122 ENTRIES
                                                          -----------